Consolidated Statements of Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
REVENUES:
Voyage revenues	$ 156,624	$ 156,403	$ 148,878
Revenues from contracts with customers			11,602
EXPENSES:
Voyage expenses	(5,384)	(4,465)	(1,478)
Voyage expenses-related party	(1,935)	(1,983)	(1,860)
Vessel operating expenses	(33,290)	(31,643)	(34,412)
Dry-docking and special survey costs			(17,650)
General and administrative expenses	(1,122)	(1,440)	(1,331)
General and administrative expenses- related party	(723)	(703)	(701)
Management fees-related party	(6,778)	(6,599)	(6,389)
Depreciation	(32,064)	(32,151)	(31,946)
Operating income	75,328	77,419	64,713
OTHER INCOME/(EXPENSES):
Interest and finance costs	(21,350)	(31,176)	(39,210)
Interest income	1,306	2,547	2,593
Gain on derivative financial instrument		1,755	5,267
Loss on Debt extinguishment		(331)	(154)
Other Income	6,764	1,492	2,881
Other, net	(403)	(115)	(218)
Total other expenses, net	(13,683)	(25,828)	(28,841)
Partnership's Net Income	61,645	51,591	35,872
Common unitholders' interest in Net Income	50,407	38,575	24,285
Deemed dividend on Series B Preferred Units	1,503
General Partner's interest in Net Income	$ 49	$ 38	$ 24
Earnings per unit, basic and diluted:
Common unit, basic (In dollars per share)	$ 1.38	$ 1.05	$ 0.66
Common unit, diluted (In dollars per share)	$ 1.38	$ 1.05	$ 0.66
Weighted average number of units outstanding, basic and diluted:
Common units, basic (In shares)	36,557,558	36,799,490	36,802,247
Common units, diluted (In shares)	36,557,558	36,799,490	36,802,247
Series A Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 6,750	$ 6,750	$ 6,750
Series B Preferred unitholders
OTHER INCOME/(EXPENSES):
Preferred unitholders' interest in Net Income	$ 2,936	$ 6,228	$ 4,813